UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/08

Check here if Amendment [_]; Amendment Number: _____

This Amendment (Check only one.):                [_] is a restatement.
                                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Haven Capital Management LLC
Address:  655 Third Avenue
          New York, NY  10017

13F File Number: 28-03715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Ely
Title: Managing Director
Phone: 212-953-2322

Signature, Place, and Date of Signing:

         /s/ Stephen Ely                   New York, NY       January 14, 2009
-----------------------------------      ----------------   --------------------
            [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-03715                       Haven Capital Management LLC

     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  71 issues

Form 13F Information Table Value Total: $48,028,000.00

List of Other Included Managers:         NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number          Name

       28-03715                      Haven Capital Management LLC

     [Repeat as necessary.]

FORM 13F
REPORTING MANAGER: HAVEN CAPITAL MANAGEMENT


                             TITLE OF                                  SHARES/  SH/ PUT/  INVSTMT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER            CLASS           CUSIP          VALUE     PRN AMT  PRN CALL  DSCRETN  MANAGERS   SOLE    SHARED   NONE
-----------------------      --------         ---------     --------   -------  --- ----  ------- ----------  -----   ------   ----
AGILENT TECHNOLOGIES INC       COMMON         00846u101        666     42636    SH        SOLE                0       0        42636
ABBOTT LABS                    COMMON           2824100        754     14130    SH        SOLE                0       0        14130
AUTO DATA PROCESSING           COMMON          53015103        551     14000    SH        SOLE                0       0        14000
AFLAC                          COMMON           1055102        704     15350    SH        SOLE                0       0        15350
ASIA PACIFIC FUND              COMMON          44901106        119     18522    SH        SOLE                0       0        18522
AVON PRODUCTS INC.             COMMON          54303102        290     12050    SH        SOLE                0       0        12050
AMERICAN WATER WORKS           COMMON          30420103        396     18950    SH        SOLE                0       0        18950
BECTON DICKINSON & CO          COMMON          75887109        342      5000    SH        SOLE                0       0         5000
BROOKLINE BANCORP              COMMON         11373m107      1,091    102400    SH        SOLE                0       0       102400
COMCAST CORP                   COMMON          20030N20        250     15450    SH        SOLE                0       0        15450
COSTCO WHOLESALE               COMMON         22160K105        769     14650    SH        SOLE                0       0        14650
CISCO SYS INC                  COMMON          17275R10        966     59258    SH        SOLE                0       0        59258
CHEVRON CORP.                  COMMON         166764100        354      4785    SH        SOLE                0       0         4785
DIEBOLD INC                    COMMON         253651103      1,096     39020    SH        SOLE                0       0        39020
DANAHER CORP DEL               COMMON         235851102        300      5306    SH        SOLE                0       0         5306
DOLLAR TREE STORES             COMMON         256747106      1,836     44045    SH        SOLE                0       0        44045
DOVER CORP                     COMMON         260003108      1,056     32085    SH        SOLE                0       0        32085
AMDOCS                         ORD            G02602103      1,074     58695    SH        SOLE                0       0        58695
DEVON ENERGY CORP NEW          COMMON         25179M103      1,456     22162    SH        SOLE                0       0        22162
E M C CORP MASS                COMMON         268648102      1,258    120200    SH        SOLE                0       0       120200
FEDEX CORP                     COMMON         31428X106        532      8295    SH        SOLE                0       0         8295
FLOUR CORP NEW                 COMMON         343412102      1,017     22660    SH        SOLE                0       0        22660
FEDERAL NATL MTG ASSN          COMMON         313586109          8     10000    SH        SOLE                0       0        10000
GENERAL ELEC CO                COMMON         369604103      1,002     61880    SH        SOLE                0       0        61880
GOLDMAN SACHS                  COMMON         38141G104        274      3250    SH        SOLE                0       0         3250
HOME DEPOT INC.                COMMON          43707610        718     31200    SH        SOLE                0       0        31200
HEWLETT PACKARD CO             COMMON         428236103        549     15140    SH        SOLE                0       0        15140
INTL BUSINESS MACHINES         COMMON         459200101        686      8154    SH        SOLE                0       0         8154
INGERSOLL RAND CO              COMMON         G4776G101        516     29730    SH        SOLE                0       0        29730
ILLNOIS TOOL WORKS             COMMOM         452308109        576     16440    SH        SOLE                0       0        16440
JOHNSON & JOHNSON              CLASS A        478160104      1,160     19390    SH        SOLE                0       0        19390
J P MORGAN CHASE & CO          COMMON         46625H100        354     11230    SH        SOLE                0       0        11230
KYOCERA CORP                   COMMON           6499260        211      3000    SH        SOLE                0       0         3000
KRAFT FOODS INC                COMMON         50075N104        475     17701    SH        SOLE                0       0        17701
COCA COLA COMPANY              COMMON         191216100      1,307     28875    SH        SOLE                0       0        28875
LEGGETT & PLATT INC            COMMON         524660107        316     20800    SH        SOLE                0       0        20800
LABORATORY CORP AMER HLD       COMMON         50540r409      2,545     39505    SH        SOLE                0       0        39505
LILLY ELI & CO                 COMMON         532457108        948     23535    SH        SOLE                0       0        23535
3M CO                          COMMON         88579Y101      1,334     23180    SH        SOLE                0       0        23180
ALTRIA GROUP INC               COMMON          02209S10        201     13350    SH        SOLE                0       0        13350
MOLEX INCORPORATED             COMMON         608554101        396     27300    SH        SOLE                0       0        27300
MEDICAL PROPERTIES TRUST       COMMON         58463J304        655    103875    SH        SOLE                0       0       103875
MERCK & CO INC                 COMMON         589331107      1,582     52033    SH        SOLE                0       0        52033
MICROSOFT CORP                 COMMON          59491810      1,247     64135    SH        SOLE                0       0        64135
NOBLE ENERGY                   COMMON         655044105        490      9950    SH        SOLE                0       0         9950
NABORS INDUSTRIES LTD          COMMON         G6359F103        421     35170    SH        SOLE                0       0        35170
PFIZER INC                     COMMON         717081103        530     29950    SH        SOLE                0       0        29950
PRINCIPAL FINL GROUP           COMMON         74251V102        281     12455    SH        SOLE                0       0        12455
PHILIP MORRIS INTERNATIONAL    COMMON         718172109        888     20400    SH        SOLE                0       0        20400
PRAXAIR INC                    COMMON         74005p104        936     15760    SH        SOLE                0       0        15760
ROYAL DUTCH PETE CO            NY REG SHARES  780257804        820     15492    SH        SOLE                0       0        15492
M S EASTERN EUROPE FUND        COMMON         616988101         94     11250    SH        SOLE                0       0        11250
SEALED AIR CORP NEW            COMMON         81211K100        247     16500    SH        SOLE                0       0        16500
SCHERING PLOUGH                COMMON         806605101        354     20770    SH        SOLE                0       0        20770
SAUER-DANFOSS INC              COMMON         804137107      1,023    116950    SH        SOLE                0       0       116950
SONOCO PRODUCTS                COMMON         835495102        296     12783    SH        SOLE                0       0        12783
AT&T INC                       COMMON         00206R102        407     14265    SH        SOLE                0       0        14265
TEVA PHARMACEUTICAL IND ADR    COMMON         881624209        909     21350    SH        SOLE                0       0        21350
TARGET CORPORATION             COMMON         87612E106        495     14325    SH        SOLE                0       0        14325
HANOVER INSURANCE GROUP        COMMON         410867105        491     11425    SH        SOLE                0       0        11425
TRAVELERS COS INC              COMMON         89417E109        348      7700    SH        SOLE                0       0         7700
TEXAS INSTRS INC               COMMON         882508104        828     53360    SH        SOLE                0       0        53360
UPS                            COMMON         911312106        975     17670    SH        SOLE                0       0        17670
UNITED TECHNOLOGIES CORP       COMMONG        913017109        463      8640    SH        SOLE                0       0         8640
V F CORP                       COMMON         918204108        241      4395    SH        SOLE                0       0         4395
WEATHERFORD INTL               COMMON         G95089101        262     24240    SH        SOLE                0       0        24240
WILLIAMS CO.                   COMMON         969457100        241     16650    SH        SOLE                0       0        16650
WILLIS GROUP HOLDING           COMMON         G96655108        336     13500    SH        SOLE                0       0        13500
FINANCIAL SEL SPDR             COMMON         81369Y605        132     10575    SH        SOLE                0       0        10575
EXXON MOBIL CORP               COMMON         30231G102        285      3566    SH        SOLE                0       0         3566
ZENITH NATIONAL INS CORP       COMMON         989390109      1,298     41125    SH        SOLE                0       0        41125
   Report Totals                                            48,028 1,893,568                                               1,893,568